Financial Assets and Liabilities, Summary (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets, transfers out of Level 1 into Level 2	$ 0	$ 0
Financial assets, transfers into Level 3	0	0
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Net realized (loss) gain related to derivative financial instruments	$ 7,490,018	$ (2,111,926)